Contingent Payment - Summary of Contingent Payment (Detail) $ in Millions	6 Months Ended
Jun. 30, 2019 CAD ($)
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Contingent Liabilities	$ 132
Re-measurement	154
Liabilities Settled or Payable	(99)
Contingent Liabilities	187
Less: Current Portion	58
Long-Term Portion	$ 129